Accounting Policies\Share-Based Payments (Details) (USD $) In Thousands	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Share-Based Payments
Share-based compensation expense included in selling, distribution, and administrative expenses	$ 5,151	$ 4,340	$ 19,896	$ 20,687	$ 14,043
Share-based compensation expense included in merger and integration costs			4,148	5,262	8,062
Share-based compensation expense included in other merger and integration costs	881	988
Share-based compensation expense included in other restructuring costs	43	64	290	0	0
Total share-based compensation expense	6,075	5,392	24,334	25,949	22,105
Related income tax benefit	$ 2,014	$ 1,688	$ 8,064	$ 8,402	$ 7,261